Quarterly Report
July 31, 2021
MFS®  Lifetime®  2050 Fund
ML5-Q1

Portfolio of Investments
7/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 5.0%
MFS Inflation-Adjusted Bond Fund - Class R6	738,050	$8,590,906
MFS Total Return Bond Fund - Class R6	748,259	8,582,530
		$17,173,436
International Stock Funds – 27.9%
MFS Blended Research Emerging Markets Equity Fund - Class R6	219,343	$3,423,937
MFS Blended Research International Equity Fund - Class R6	2,783,541	37,744,816
MFS Emerging Markets Equity Fund - Class R6	84,608	3,422,370
MFS International Growth Fund - Class R6	260,944	12,024,312
MFS International Intrinsic Value Fund - Class R6	216,268	12,043,968
MFS International New Discovery Fund - Class R6	340,075	13,711,821
MFS Research International Fund - Class R6	573,832	13,754,762
		$96,125,986
Specialty Funds – 10.0%
MFS Commodity Strategy Fund - Class R6	2,625,408	$17,170,169
MFS Global Real Estate Fund - Class R6	802,722	17,170,219
		$34,340,388
U.S. Stock Funds – 57.0%
MFS Blended Research Core Equity Fund - Class R6	471,969	$17,090,001
MFS Blended Research Growth Equity Fund - Class R6	847,332	18,793,829
MFS Blended Research Mid Cap Equity Fund - Class R6	2,175,021	34,539,334
MFS Blended Research Small Cap Equity Fund - Class R6	489,297	8,611,628
MFS Blended Research Value Equity Fund - Class R6	1,147,957	18,883,890
MFS Growth Fund - Class R6	98,842	18,744,415
MFS Mid Cap Growth Fund - Class R6	518,052	17,256,294
MFS Mid Cap Value Fund - Class R6	549,749	17,289,609
MFS New Discovery Fund - Class R6	92,771	4,311,053
MFS New Discovery Value Fund - Class R6	206,956	4,346,082
MFS Research Fund - Class R6	284,806	17,122,546
MFS Value Fund - Class R6	362,029	18,926,873
		$195,915,554
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 0.03% (v)	340,005	$340,005
Total Investment Companies		$343,895,369

Other Assets, Less Liabilities – (0.0)%		(24,852)
Net Assets – 100.0%		$343,870,517
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $343,895,369.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service.
Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.
Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$343,895,369	$—	$—	$343,895,369
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$14,622,735	$3,861,650	$2,241,055	$78,847	$767,824	$17,090,001
MFS Blended Research Emerging Markets Equity Fund	3,633,026	195,288	308,728	(974)	(94,675)	3,423,937
MFS Blended Research Growth Equity Fund	21,841,452	208,291	5,129,694	1,327,457	546,323	18,793,829
MFS Blended Research International Equity Fund	39,937,686	1,269,930	4,120,417	257,714	399,903	37,744,816
MFS Blended Research Mid Cap Equity Fund	36,415,187	1,226,940	4,389,745	863,061	423,891	34,539,334
MFS Blended Research Small Cap Equity Fund	9,090,041	368,220	880,900	121,171	(86,904)	8,611,628
MFS Blended Research Value Equity Fund	22,021,029	11,150	3,701,309	927,477	(374,457)	18,883,890
MFS Commodity Strategy Fund	18,454,495	123,647	2,690,753	359,269	923,511	17,170,169
MFS Emerging Markets Equity Fund	3,623,677	228,146	278,877	(10,107)	(140,469)	3,422,370
MFS Global Real Estate Fund	18,328,906	110,641	2,817,296	564,516	983,452	17,170,219
MFS Growth Fund	21,854,383	329,644	5,161,790	1,554,411	167,767	18,744,415
MFS Inflation-Adjusted Bond Fund	9,153,654	328,546	1,157,197	21,460	244,443	8,590,906
MFS Institutional Money Market Portfolio	337,934	1,376,356	1,374,285	—	—	340,005
MFS International Growth Fund	12,684,547	309,251	1,448,991	84,435	395,070	12,024,312
MFS International Intrinsic Value Fund	12,654,555	249,098	1,588,542	92,325	636,532	12,043,968
MFS International New Discovery Fund	14,503,816	441,251	1,710,438	64,982	412,210	13,711,821
MFS Mid Cap Growth Fund	18,176,637	728,251	2,775,120	331,187	795,339	17,256,294
MFS Mid Cap Value Fund	18,339,521	763,266	1,894,230	313,247	(232,195)	17,289,609
MFS New Discovery Fund	4,545,695	187,581	531,664	26,447	82,994	4,311,053
MFS New Discovery Value Fund	4,571,262	139,472	432,167	101,781	(34,266)	4,346,082
MFS Research Fund	14,667,091	3,746,991	2,277,437	85,407	900,494	17,122,546
MFS Research International Fund	14,511,326	406,851	1,693,898	94,622	435,861	13,754,762
MFS Total Return Bond Fund	9,147,142	352,562	1,081,275	(11,939)	176,040	8,582,530
MFS Value Fund	22,029,238	87,034	3,852,510	770,353	(107,242)	18,926,873
	$365,145,035	$17,050,057	$53,538,318	$8,017,149	$7,221,446	$343,895,369
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$—	$—
MFS Blended Research Emerging Markets Equity Fund	—	—
MFS Blended Research Growth Equity Fund	—	—
MFS Blended Research International Equity Fund	—	—
MFS Blended Research Mid Cap Equity Fund	—	—
MFS Blended Research Small Cap Equity Fund	—	—
MFS Blended Research Value Equity Fund	—	—
MFS Commodity Strategy Fund	—	—
MFS Emerging Markets Equity Fund	—	—
MFS Global Real Estate Fund	—	—
MFS Growth Fund	—	87,197
MFS Inflation-Adjusted Bond Fund	86,476	—

Supplemental Information (unaudited) – continued
Affiliated Issuers − continued	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$23	$—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS International New Discovery Fund	—	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	—	—
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	25,240	—
MFS Research Fund	—	—
MFS Research International Fund	—	—
MFS Total Return Bond Fund	52,281	—
MFS Value Fund	87,034	—
	$251,054	$87,197
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.
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